As Filed with the U.S. Securities and Exchange Commission On February 11, 2005

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___|_|

                       Post-Effective Amendment No. 55 |X|
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940|X|

                              Amendment No. 56 |X|

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|   on (date) pursuant to paragraph (a)(1) of rule 485

|X|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

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         THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                  H-CLASS SHARES
                                                                 _________, 2005

                                                                  STRATEGIC FUND
                                               RYDEX S&P DIVERSIFIED TRENDS FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                        --------
                                                                        RYDEX(R)
                                                                        --------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the post-effective amendment filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

2


TABLE OF CONTENTS
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         RYDEX S&P DIVERSIFIED TRENDS FUND OVERVIEW                XX

         INVESTMENTS AND RISKS                                     XX

         SHAREHOLDER INFORMATION                                   XX

         TRANSACTION INFORMATION                                   XX

         BUYING FUND SHARES                                        XX

         SELLING FUND SHARES                                       XX

         EXCHANGING FUND SHARES                                    XX

         RYDEX ACCOUNT POLICIES                                    XX

         DISTRIBUTION AND SHAREHOLDER SERVICES                     XX

         DIVIDENDS AND DISTRIBUTIONS                               XX

         TAX INFORMATION                                           XX

         MANAGEMENT OF THE FUND                                    XX

                                                                    PROSPECTUS 3

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Rydex S&P Diversified Trends Fund (the "Fund").

H-Class Shares of the Fund are sold principally to professional money managers ("intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

4


RYDEX S&P DIVERSIFIED TRENDS FUND (XXXXX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P Diversified Trends Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator (the "underlying benchmark"). The Fund's investment objective and benchmark are non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

PORTFOLIO INVESTMENT STRATEGY

The Fund will invest its assets in the components of the underlying benchmark and/or derivatives and other instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund intends to enter into short sales, futures, options, swaps and other similar transactions to track the S&P DTI.

To collateralize Fund transactions on a day-to-day basis, the Fund will hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less.

On certain occasions the Fund may employ leveraging techniques to match the corresponding benchmark.

RISK CONSIDERATIONS

The Rydex S&P Diversified Trends Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Generally, the performance of the various sectors of the commodity markets is cyclical in nature. While the long/short aspect of the S&P Diversified Trends Indicator(R) is designed to provide positive performance in both up and down markets, periods in which the market is non-directional or flat can cause the S&P Diversified Trends Indicator(R) to underperform. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

INTEREST RATE RISK - As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

COMMODITY RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors

                                                                    PROSPECTUS 5


affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

CURRENCY RISK - The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

6


PERFORMANCE

The Rydex S&P Diversified Trends Fund has not commenced operations. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Rydex S&P Diversified Trends Fund.

       SHAREHOLDER                                                                                    X.X%
       FEES*
       -----
       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       MANAGEMENT FEES___________________________________________________________________________    0.90%
       DISTRIBUTION (12b-1) FEES_________________________________________________________________    0.25%
       OTHER EXPENSES**__________________________________________________________________________     X.X%
       TOTAL ANNUAL FUND OPERATING EXPENSES______________________________________________________     X.X%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       Rydex S&P Diversified Trends Fund               1 YEAR          3 YEARS
       -------------------------------------------------------------------------
       H-Class                                          $XXX             $XXX

                                                                    PROSPECTUS 7


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

A BRIEF GUIDE TO THE BENCHMARK

THE S&P DIVERSIFIED TRENDS INDICATOR(R). The indicator follows a quantitative methodology of a diversified portfolio of 24 futures contracts ("components") formed into sectors that are designed to reflect and track (price) trends while maintaining low volatility. Exposure is divided equally 50%/50% between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional, to gross domestic product (GDP). Components of the Sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor") develops and implements structured investment strategies designed to achieve the Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

MASTER FEEDER INVESTMENT STRUCTURE

The Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, a fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Rydex S&P Diversified Trends Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the fund's investment returns should be the same as those of the master fund, adjusted for fund expenses.

If the Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder fund level. This arrangement avoids a "layering" of fees, e.g., the Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Fund pursued its investment objective directly. The Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, the Fund may discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Fund is subject to a number of risks that may affect the value of its shares.

TRADING HALT RISK - The Fund may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a

8


trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objectives. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. It may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss

                                                                    PROSPECTUS 9


of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

LIQUIDITY RISK - Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

TAX RISK - As noted above, the Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service ("Service") rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns. See "Tax Information."

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

10


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex shareholder services at 800.820.0888 or 301.296.5406 or for more information on opening an account, call Rydex shareholder services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need to complete depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
   MINIMUM AMOUNTS

   The minimum initial investment amount and minimum account balance for H-Class Shares are:

   o $25,000 self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)

   o $15,000 for accounts managed by a registered investment advisor

   For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex

   There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

                                                                   PROSPECTUS 11


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

ACTIVE INVESTORS AND MARKET TIMING

Unlike most other Rydex Funds, the Rydex S&P Diversified Trends Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. The Board of Trustees have approved a redemption fee, however, to date the Fund has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. For purposes of applying the Fund's policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

12


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

The Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Fund calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent, subject to the Fund's transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Fund's transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Fund's transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

  -----------------------------------------------------------------------------
  FUND                                                  CUT-OFF TIME (ET)
  -----------------------------------------------------------------------------
  RYDEX S&P DIVERSIFIED TRENDS FUND                         3:45 P.M.*
  -----------------------------------------------------------------------------

* FOR INTERNET TRANSACTIONS IN THE FUND, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your intermediary is responsible for ensuring that your transaction order

                                                                   PROSPECTUS 13


contains all of the necessary information and promptly transmitting your order to the Fund. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times.

PURCHASE PROCEDURES

The Fund offers you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

14


------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                 -------------------------------------------------------------------------
BY MAIL          Complete the account application  Complete the Rydex investment slip
IRA AND OTHER    that corresponds to the type of   included with your quarterly
RETIREMENT       account you are opening.          statement or send written purchase
ACCOUNTS         o MAKE SURE TO DESIGNATE WHICH    instructions that include:
REQUIRE          RYDEX FUND(S) YOU WANT TO         o YOUR NAME
ADDITIONAL       PURCHASE.                         o YOUR SHAREHOLDER ACCOUNT NUMBER
PAPERWORK.       o MAKE SURE YOUR INVESTMENT       o WHICH RYDEX FUND(S) YOU WANT TO
                 MEETS THE ACCOUNT MINIMUM.        PURCHASE.
CALL RYDEX       -------------------------------------------------------------------------
SHAREHOLDER                      Make your check payable to RYDEX FUNDS.
SERVICES TO      -------------------------------------------------------------------------
REQUEST A          Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
RETIREMENT       -------------------------------------------------------------------------
ACCOUNT             Include the name of the Rydex Fund(s) you want to purchase on your
INVESTOR                                          check.
APPLICATION        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
KIT.              INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                 -------------------------------------------------------------------------
                  Mail your application and check        Mail your written purchase
                                to:                      instructions and check to:
                 -------------------------------------------------------------------------
                 MAILING ADDRESS:
                 Rydex Funds
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
------------------------------------------------------------------------------------------

                                                                   PROSPECTUS 15

------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                  ------------------------------------------------------------------------
                   Obtain an account number by         Be sure to designate in your wire
                   completing the account               instructions which Rydex Fund(s)
                   application that corresponds to           you want to purchase.
                   the type of account you are
                   opening. Then, fax or mail it to
                   Rydex.
                   o MAKE SURE TO DESIGNATE WHICH
                   RYDEX FUND(S) YOU WANT TO
                   PURCHASE.
                   o MAKE SURE YOUR INVESTMENT MEETS
                   THE ACCOUNT MINIMUM.
                  ------------------------------------------------------------------------
                  To obtain "same-day credit" (to get that Business Day's NAV) for your
BY WIRE           purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE
                  THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR
                  THE RYDEX FUND(S) YOU ARE PURCHASING:
RYDEX FAX NUMBER: o Account Number
301.296.5103      o Fund Name
                  o Amount of Wire
RYDEX             o Fed Wire Reference Number
SHAREHOLDER       You will receive a confirmation number to verify that your purchase
SERVICES PHONE    order has been accepted.
NUMBER:
800.820.0888
OR                 IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE,
301.296.5406       YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
                  ------------------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Funds
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                   INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

------------------------------------------------------------------------------------------
BY
INTERNET                       Follow the directions on the Rydex web site -
(ACH)                                     www.rydexinvestments.com
------------------------------------------------------------------------------------------

16


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Fund offers you the option to send redemption orders by:

--------------------------------------------------------------------------------
                      Rydex Funds
                      Attn: Ops. Dept.
        MAIL          9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103
                      If you send your redemption order by fax, you should call
         FAX          Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
      TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

                                                                   PROSPECTUS 17


o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Fund's transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Fund offers you the option to send exchange requests by:

18


--------------------------------------------------------------------------------
                     Rydex Funds
                     Attn: Ops. Dept.
        MAIL         9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5103
                     If you send your exchange request by fax, you should call
        FAX          Rydex shareholder services at 800.820.0888 to verify that
                     your fax was received.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INTERNET       www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class of any Fund for H-Class of any Rydex Dynamic Fund, Rydex Benchmark Fund, Rydex Sector Fund or Rydex Money Market Fund (collectively, the "Rydex Funds"). The Rydex Funds are separate mutual funds offered through separate prospectuses. If you are contemplating an exchange for shares of any Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

                                                                   PROSPECTUS 19


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

20


o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/ or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

OTHER COMPENSATION TO DEALERS

In addition to amounts paid as a sales commission, Rydex Investments, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers in any given year will vary. Rydex Investments makes these payments to help defray the costs incurred by dealers in connection with efforts to educate financial advisers about the Rydex Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments.) Rydex Investments will, on an annual basis, determine the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund.

                                                                   PROSPECTUS 21


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status as Qualifying Income of the income produced by certain commodity-linked derivative instruments, including commodity swap agreements is not certain and existing authority does not fully address the treatment of the income produced by such swap agreements or other instruments under the Code or, in the case of swap agreements, under related securities laws. As noted above, the Fund has not obtained an opinion of counsel, and there are no specific Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

22


o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Fund. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for the Fund, as set forth below:

FUND                                                        ADVISORY FEE
-------------------------------------------------------------------------
Rydex S&P Diversified Trends Fund                                   .XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

                                                                   PROSPECTUS 23


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

24


      ADDITIONAL INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED _____, 2005, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUND. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 25

--------
RYDEX(R)
--------

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the post-effective amendment filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

                        RYDEX S&P DIVERSIFIED TRENDS FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's current prospectuses for H-Class Shares. Copies of the Fund's prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference and must be delivered with this SAI.

                    The date of this SAI is _______, 2005

TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST............................................1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS..............................1

DESCRIPTION OF THE UNDERLYING INDEX...........................................14

INVESTMENT RESTRICTIONS.......................................................15

PORTFOLIO HOLDINGS............................................................17

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................18

MANAGEMENT OF THE TRUST.......................................................20

DETERMINATION OF NET ASSET VALUE..............................................28

PURCHASE AND REDEMPTION OF SHARES.............................................28

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................30

OTHER INFORMATION.............................................................34

COUNSEL.......................................................................34

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN...................34

APPENDIX A.....................................................................1

SCHEDULE A.....................................................................1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Rydex S&P Diversified Trends Fund. The Fund is a diversified, open-end, management investment company. The Rydex S&P Diversified Trends Fund currently offers H-Class Shares. Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, those sections of the prospectuses.

Portfolio management is provided to the Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Fund discussed below and in the prospectuses may be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

BORROWING

The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN CURRENCIES

The Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

o Inflation. Exchange rates changes to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o Government Control. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. The Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Fund may also enter into forward currency contracts. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that the Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

The Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Fund may convert its holdings of foreign currencies into U.S. dollars from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Options. The Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Advisor.

OPTIONS TRANSACTIONS

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be " covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Risks Associated With Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

o Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

o Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

SWAP AGREEMENTS

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

HYBRID INSTRUMENTS

The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While the Fund does not currently expect to do so, the Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

TRACKING ERROR

The following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S.

Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

PORTFOLIO TURNOVER

As discussed in the Fund's prospectuses, the Trust anticipates that investors in the Fund as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Fund. The nature of the Fund as an asset allocation tool will cause the Fund to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" and "Financial Highlights" in the Fund's prospectuses). Because the Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Fund will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

DESCRIPTION OF THE UNDERLYING INDEX

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (E.G., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity--the volume and notional size of futures contracts traded--is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (i.e., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING INDEX'S COMMENCEMENT. The commencement date for the Underlying Index was __________.

INDEX AVAILABILITY. The Underlying Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the prospectuses) are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUND

The Fund shall not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of the Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

The Fund may not:

1.    Invest in real estate limited partnerships.

2. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and nonfundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. In addition to the permitted disclosures described below, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day. Daily access to information concerning the Fund's portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor and other service providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund's Chief Compliance Officer, or his or her designee, may grant exceptions to permit additional disclosure of Fund Information at differing times and with different lag times in instances where the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Board of Trustees will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the

Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 71 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 108 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CARL G. VERBONCOEUR (51)

      Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer and Treasurer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to present; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to present; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present. Treasurer of Rydex ETF Trust, 2002 to 2003; Vice President of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (58)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (63)

      Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present;

      Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (64)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (61)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (59)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Advisor" below, the Board's continuance of the investment advisory agreement must be specifically approved at least annually:
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before initially approving the advisory agreement with respect to the Fund, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Advisor's compliance systems; (h) the Advisor's policies on and compliance procedures for personal securities transactions; and (i) the Advisor' reputation, expertise and resources in domestic financial markets.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to approve the investment advisory agreement for the Fund.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund in the Trust (including Funds not covered in this SAI) and all Rydex Funds as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

  ---------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                   DOLLAR RANGE OF FUND SHARES                  SHARES IN ALL RYDEX FUNDS
  NAME                             (RYDEX SERIES FUNDS ONLY)                    OVERSEEN BY TRUSTEE**
  ---------------------------------------------------------------------------------------------------------------
  Carl G. Verboncoeur*             N/A                                          N/A
  ---------------------------------------------------------------------------------------------------------------
  Corey A. Colehour                $10,001-$50,000 - Electronics Fund
                                   $10,001-$50,000 - Technology Fund            $50,001-$100,000
                                   $10,001-$50,000 - Energy Services Fund
                                   $10,001-$50,000 - Financial Services Fund
  ---------------------------------------------------------------------------------------------------------------
  J. Kenneth Dalton                $0                                           $0
  ---------------------------------------------------------------------------------------------------------------
  John O. Demaret                  $50,001-$100,000 - Energy Fund               over $100,000
                                   $50,001-$100,000 - Basic Materials Fund
  ---------------------------------------------------------------------------------------------------------------
                                   $10,001-50,000 - Nova Fund
  Patrick T. McCarville            $1-$10,000 - OTC Fund                        $50,001-$100,000
                                   $10,001-$50,000 - Sector Rotation Fund
  ---------------------------------------------------------------------------------------------------------------
  Roger Somers                     $10,001-$50,000 - Mekros Fund
                                   $50,001-$100,000 - Medius Fund
                                   $1-$10,000 - Juno Fund                        over $100,000
                                   $50,001-$100,000 -Nova Fund
                                   $50,001-$100,000 -Velocity Fund
                                   $10,001-$50,000 - Biotechnology Fund
  ---------------------------------------------------------------------------------------------------------------

*     MR. VERBONCOEUR WAS NOT A TRUSTEE OF THE TRUST AS OF MARCH 31, 2004.

**    VALUATION DATE IS DECEMBER 31, 2003.

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2004, is set forth in the table below. Trustees who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

----------------------------------------------------------------------------------------------------------------
                                                  PENSION OR
                                                  RETIREMENT
                             AGGREGATE            BENEFITS ACCRUED     ESTIMATED ANNUAL      TOTAL
                             COMPENSATION         AS PART OF TRUST'S   BENEFITS UPON         COMPENSATION FROM
NAME                         FROM TRUST*          EXPENSES             RETIREMENT            FUND COMPLEX**
----------------------------------------------------------------------------------------------------------------
Corey A. Colehour            $51,000              $0                   $0                    $84,000
----------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton            $51,000              $0                   $0                    $84,000
----------------------------------------------------------------------------------------------------------------
Roger Somers                 $51,000              $0                   $0                    $84,000
----------------------------------------------------------------------------------------------------------------
John O. Demaret              $51,000              $0                   $0                    $87,000
----------------------------------------------------------------------------------------------------------------
Patrick T. McCarville        $51,000              $0                   $0                    $84,000
----------------------------------------------------------------------------------------------------------------

*     REPRESENTS COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004.

** REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX SERIES FUNDS, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX ETF TRUST AND, WITH RESPECT TO MR. DEMARET, COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX CAPITAL PARTNERS SPHINX FUND.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

CARL G. VERBONCOEUR (51)

      President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; President and Chief Executive Officer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (33)

      Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Chief Operating Officer of PADCO Advisors, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 1993 to present; Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to 2003; Chief Operating Officer of PADCO Advisors II, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 1996 to present; Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to 2003; President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Chief Operating Officer of Rydex Distributors, Inc. 2003 to present; Executive Vice President of Rydex Distributors, Inc. 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (37)

      Chief Compliance Officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund, 2004 to Present; Secretary of Rydex Series Funds, 2000 to Present; Secretary of Rydex Variable Trust, 2000 to present; Secretary of Rydex Dynamic Funds, 2000 to present; Secretary of Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

NICK BONOS (40)

      Vice President and Treasurer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2003 to present. Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2002; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Fund's most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment advisor under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Trustees and the officers of the Trust. As of_______assets under management of the Advisor were approximately $XX billion.

ADVISORY FEE. Pursuant to the advisory agreement with the Advisor the Rydex S&P Diversified Trends Fund pays the Advisor a fixed fee of 0.90% at an annualized rate, based on the average daily net assets for the Fund

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plan, as well as a description of the services performed under each, are described below.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to .25% of the Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the prospectuses entitled "Calculating NAV." The net asset value of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's prospectus under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

Foreign Currency Transactions. Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Commodities. As described in the prospectuses, the Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code is not certain. The Fund has filed a private letter ruling request with the Internal Revenue Service ("Service") concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provision of the Code. There is no assurance that the Service will rule favorably on the issues presented in the ruling request. If the Service were not to rule favorably on one or more of the issues presented in the ruling request, the Fund may need to alter the commodity-linked instruments in which it invests in order to continue to be assured of qualification as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund, would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's Web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

______is the independent registered public accounting firm of the Trust and the Fund.

______serves as custodian for the Trust and the Fund. The custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investment's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investment's portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investment's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o managing a pension plan for a company whose management is soliciting proxies;

      o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

      o significant personal / family relationship - Rydex Investments, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o Refer Proposal to the Client - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o Obtain Client Ratification - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investment's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

      VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

      With respect to Rydex Investment's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investment's records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                Vote With Mgt.
B.  Chairman and CEO is the Same Person                       Vote With Mgt.
C.  Majority of Independent Directors                         Vote With Mgt.
D.  Stock Ownership Requirements                              Vote With Mgt.
E.  Limit Tenure of Outside Directors                         Vote With Mgt.
F.  Director and Officer Indemnification and Liability
       Protection                                             Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions            Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election        Vote With Mgt.
B.  Reimburse Proxy Solicitation                              Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                        Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                        Vote With Mgt.
B.  Cumulative Voting                                         Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings              Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification           Case-by-Case
B.  Fair Price Provisions                                     Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                Vote With Mgt.
       To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                       Vote With Mgt.
B.  Equal Access                                              Vote With Mgt.
C.  Bundled Proposals                                         Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                Vote With Mgt.
B.  Stock Splits                                              Vote With Mgt.
C.  Reverse Stock Splits                                      Vote With Mgt.
D.  Preemptive Rights                                         Vote With Mgt.
E.  Share Repurchase Programs                                 Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and              Case-by-Case
       Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes     Vote With Mgt.
C.  Employee Stock Ownership Plans                            Vote With Mgt.
D.  401(k) Employee Benefit Plans                             Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                            Vote With Mgt.
B.  Voting on Reincorporation Proposals                       Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                  Case-by-Case
B.  Corporate Restructuring                                   Vote With Mgt.
C.  Spin-Offs                                                 Vote With Mgt.
D.  Liquidations                                              Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                     Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the U.S. Securities and Exchange Commission ("SEC") on October 30, 1996.

(a)(2) Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit
             (a)(4) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(b)          By-Laws of the Registrant are incorporated herein by reference to
             Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(c)          Not applicable.

(d)(1) Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
             (5)(a) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(d)(3) Amendment dated November 2, 1993 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(4) Amendment dated March 8, 1996 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(5) Amendment dated September 25, 1996 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(6) Amendment dated August 11, 1998 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(7) Amendment dated May 21, 2001 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(d)(8) Amendment dated November 5, 2001 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(d)(9) Amendment dated May 20, 2002 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(d)(10) Amendment dated July 1, 2002 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed with the SEC on July 31, 2003.

(d)(11) Amendment dated November 10, 2003 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(d)(12) Interim Management Contract dated December 12, 2003 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(d)(13) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., relating to Advisor Class Shares, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31 to this Registration Statement, filed with the SEC on May 29, 1998.

(e)(2) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., relating to shares of the International Funds, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(e)(3) Distribution Agreement dated August 28, 2000 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(f)          Not applicable.

(g) Custody Agreement between the Registrant and Star Bank, N.A. is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(1) Service Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(2) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(3) Amendment dated March 16, 1998 to the Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 31 to this Registration Statement, filed with the SEC on May 29, 1998.

(h)(4) Amendment dated May 21, 2001 to the Service Agreement between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
             (h)(4) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(h)(5) Amendment dated December 11, 1998 to the Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (4)(h) of Post-Effective Amendment No. 35 to this Registration Statement, filed with the SEC on July 30, 1999.

(h)(6) Amendment dated February 25, 2000 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
             (h)(8) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(h)(7) Amendment dated May 21, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
             (h)(7) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(h)(8) Amendment dated November 5, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
             (h)(8) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(h)(9) Amendment dated November 5, 2001 to the Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(9) of Post- Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(h)(10) Amendment dated May 20, 2002 to the Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(h)(11) Amendment dated May 20, 2002 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(h)(12) Amendment dated November 10, 2003 to the Service Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(h)(13) Amendment dated November 10, 2003 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(i)          Not applicable.

(j)          Not applicable.

(k)          Not applicable.

(l)          Not applicable.

(m)(1) Plan of Distribution for the Rydex Institutional Money Market Fund as revised, June 23, 1997 is incorporated herein by reference to Exhibit (15)(c) of Post-Effective Amendment No. 24 to this Registration Statement, filed with the SEC on October 27, 1995.

(m)(2) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for the Rydex Institutional Money Market Fund is incorporated herein by reference to Exhibit (15)(g) of Post-Effective Amendment No. 25 to this Registration Statement, filed with the SEC on March 1, 1996.

(m)(3) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for the Rydex High Yield Fund is incorporated herein by reference to Exhibit (15)(h) of Post-Effective Amendment No. 26 to this Registration Statement, filed with the SEC on September 11, 1996.

(m)(4) Distribution and Shareholder Services Plan for Advisor Class Shares is incorporated herein by reference to Exhibit (15)(i) of Post-Effective Amendment No. 30 to this Registration Statement, filed with the SEC on March 2, 1998.

(m)(5) Amendment dated February 25, 2000 to the Distribution and Shareholder Services Plan for Advisor Class Shares is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(m)(6) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(m)(7) Amendment dated May 21, 2001 to the Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(m)(8) Distribution Plan relating to H Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(m)(9) Amendment dated May 20, 2002 to the Distribution and Shareholder Services Plan for C Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(10) Amendment dated May 20, 2002 to the Distribution Plan for H Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(11) Amendment dated May 20, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(12) Amendment dated November 18, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed with the SEC on July 31, 2003.

(m)(13) Amendment dated November 10, 2003 to the Distribution and Shareholder Services Plan for C Class Shares dated August 28, 2000, is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(m)(14) Amendment dated November 10, 2003 to the Distribution Plan for H Class Shares dated August 28, 2000, is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(n)(1) Rule 18f-3 Plan dated August 28, 2000 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed with the SEC on March 2, 1998.

(n)(2) Amendment dated August 28, 2000 to the Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 41 to this Registration Statement, filed with the SEC on October 10, 2001.

(n)(3) Amendment dated February 13, 2004 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed with the SEC on February 19, 2004.

(o)          Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 811-08821 and 333-57017), filed with the SEC on April 5, 2000.

(p)(2) Amended Combined Code of Ethics dated August 25, 2003 to the Combined Code of Ethics for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

ADVISER

PADCO Advisors I, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment advisor for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

The officers and directors of the Advisor are as follows:

         Name                         Position
         ----                         --------
         Carl G. Verboncoeur          Chief Executive Officer and Treasurer
         Michael P. Byrum             President and Secretary

Additional information as to any other business, profession, vocation or employment of substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

Name and Principal      Positions and Offices With         Positions and Offices
Business Address        Underwriter                        with Registrant
--------------------    -----------------------------      -----------------------------
Carl G. Verboncoeur     President, CEO, and Treasurer      President and CEO

Michael P. Byrum        None                               Vice President

Nick Bonos              None                               Vice President and Treasurer

Joanna M. Haigney       None                               Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES:

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS:

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 55 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 11th day of February, 2005.

                                                    RYDEX SERIES FUNDS


                                                    /s/ Carl G. Verboncoeur
                                                    -----------------------
                                                    Carl G. Verboncoeur
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures                          Title                                      Date
----------                          -----                                      ----
/s/ Carl G. Verboncoeur             President and Chief Executive Officer      February 11, 2005
---------------------------
Carl G. Verboncoeur

            *                       Member of the Board of Trustees            February 11, 2005
---------------------------
Corey A. Colehour

            *                       Member of the Board of Trustees            February 11, 2005
---------------------------
J. Kenneth Dalton

            *                       Member of the Board of Trustees            February 11, 2005
---------------------------
Roger Somers

            *                       Member of the Board of Trustees            February 11, 2005
---------------------------
John O. Demaret

            *                       Member of the Board of Trustees            February 11, 2005
---------------------------
Patrick T. McCarville


*By /s/ Carl G. Verboncoeur
   ------------------------
Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney for Carl
G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick
T. McCarville, and Roger Somers which is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the Sec on July 30, 2001.



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